Share Capital and Reserves - Schedule of Changes in the Issued and Outstanding Capital (Details)	6 Months Ended
Jun. 30, 2025 shares
Share Capital and Reserves [Abstract]
Balance as of January 1, 2025	415,103,076
Issuance of Advance Shares resulted from partial exercise of Commitment Amount under equity line and partial repayment of Promissory Notes(see Note 3 above)	3,130,608,000
Issuance of shares as part of shelf prospectus through public offering transaction	195,428,970
Exercise of restricted shares units into ordinary shares	112,500
Balance as of June 30, 2025	3,741,252,546